ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 4,482,287	$ 1,678,806
Less: allowances for credit loss	(228,658)	(135,646)
Accounts receivable, net	$ 4,253,629	$ 1,543,160